Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2014
Registrant Name	dei_EntityRegistrantName	FRANKLIN FUND ALLOCATOR SERIES
Central Index Key	dei_EntityCentralIndexKey	0001022804
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2014
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2014
Prospectus Date	rr_ProspectusDate	Oct. 01, 2014
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Franklin Multi-Asset Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Real return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 76 in the Fund's Prospectus and under “Buying and Selling Shares” on page 83 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39.70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.70%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund uses a flexible allocation strategy that is diversified across broad asset classes, including global equities, global fixed income and commodities, and seeks real return which is total return that exceeds U.S. inflation over a full inflation cycle, typically 5 years. In periods shorter than a full inflation cycle, the Fund's returns may be volatile as compared to the Consumer Price Index (CPI) or lag behind inflation.

The Fund is structured as a limited "fund-of-funds" meaning that it seeks to achieve its investment goal by investing its assets primarily in other mutual funds, predominantly other Franklin Templeton mutual funds (underlying funds). The Fund also invests a portion of its assets in inflation-indexed securities, predominantly Treasury Inflation-Protected Securities (TIPS).

With respect to the portion of the Fund's portfolio invested in underlying funds, under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes representing exposure to global equities, global fixed income and commodities markets by investing primarily in a combination of underlying funds, based on each underlying fund's predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and money market securities, and commodity linked instruments. The investment manager will vary the underlying funds’ allocation percentages based on the current inflationary and economic environment and the investment manager’s tactical views. Generally, no more than 25% of the Fund’s assets may be invested in any one underlying fund.

With respect to the portion of the Fund's portfolio invested in inflation-indexed securities, the investment manager sub-contracts with Franklin Templeton Institutional, LLC to manage the Fund’s assets invested in inflation-indexed securities, predominantly TIPS. Inflation-indexed securities, including TIPS, are fixed-income securities that are structured to provide protection against inflation. The value of the security’s principal or the interest income paid on the security is adjusted to track changes in an official inflation measure.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income. The investment manager invests in commodities funds and TIPS in an effort to hedge the Fund's portfolio against inflation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation

The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

Investing in Underlying Funds

Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds. The risks described below are the principal risks of the Fund and the underlying funds. For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Inflation-Indexed Securities

Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security decreases when real interest rates increase, and increases when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes on the whole are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities are more sensitive to these interest rate changes.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security or index, and derivative instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also present the risk that the other party to the transaction will fail to perform.

Commodities

If the Fund invests in an underlying commodities fund, its returns will be subject to the unique risks of exposure to commodities. Investing in physical commodities, even through derivative instruments or other complex securities, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships; weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; and monetary and other governmental policies, action and inaction. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Because the Fund seeks returns that exceed the rate of inflation over time, if the investment manager's inflation forecasts are incorrect (e.g., in unanticipated high inflationary or deflationary periods), the Fund's performance may be impacted more than other funds.

Tax Risk

If an underlying fund fails to qualify as a regulated investment company under the Internal Revenue Code, such fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains. Such failure by an underlying fund is not expected to impact the ability of the Fund to qualify as a regulated investment company, however, the total return of the Fund may be decreased by the amount of any taxes due by the underlying fund as a result of such failure.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary indices in the table below show how the Fund's performance compares to groups of securities that align more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q3'12	4.17%
Worst Quarter:	Q2'13	-2.96%
As of June 30, 2014, the Fund's year-to-date return was 3.20%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2013
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Multi-Asset Real Return Fund | Barclays U.S. 1-10 Year TIPS Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.58%)
Franklin Multi-Asset Real Return Fund | Consumer Price Index for All Urban Consumers - Non-Seasonally Adjusted (CPI-NSA)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Franklin Multi-Asset Real Return Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
Since Inception	rr_AverageAnnualReturnSinceInception	26.13%
Franklin Multi-Asset Real Return Fund | Barclays U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
Franklin Multi-Asset Real Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.26%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.41%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,105
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,524
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,687
Annual Return 2012	rr_AnnualReturn2012	4.95%
Annual Return 2013	rr_AnnualReturn2013	5.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2014, the Fund's year-to-date return was 3.20%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.96%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
Franklin Multi-Asset Real Return Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
Franklin Multi-Asset Real Return Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
Franklin Multi-Asset Real Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.15%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	786
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,381
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,992
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	786
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,381
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,992
1 Year	rr_AverageAnnualReturnYear01	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
Franklin Multi-Asset Real Return Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.65%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	635
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,491
1 Year	rr_AverageAnnualReturnYear01	4.77%
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
Franklin Multi-Asset Real Return Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	482
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,963
1 Year	rr_AverageAnnualReturnYear01	5.30%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011

[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.
[2]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	The investment manager has contractually agreed to waive fees or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.45%, until September 30, 2015. The investment manager also has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12 months. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the period set forth above, but may or may not be renewed at the discretion of the investment manager thereafter.